Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 133.3%(1)
Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 2.4%
________________________________________________________________________________________________________
Aernnova Aerospace S.A.U
Term Loan, Maturing January 29, 2027(2)	EUR	102	$113,168
Term Loan, Maturing January 29, 2027(2)	EUR	398	445,218
Dynasty Acquisition Co., Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		487	489,158
IAP Worldwide Services, Inc.
Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		311	306,159
Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		407	325,302
Maverick Purchaser Sub, LLC
Term Loan, Maturing January 22, 2027(2)		925	931,938
TransDigm, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,167	6,169,600
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,526	2,530,357
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		1,879	1,839,902
________________________________________________________________________________________________________
			$13,150,802
________________________________________________________________________________________________________
Automotive — 3.4%
________________________________________________________________________________________________________
Adient US, LLC
Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		1,393	$1,397,063
American Axle and Manufacturing, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		2,267	2,270,399
AutoKiniton US Holdings, Inc.
Term Loan, 8.02%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		763	732,840
Bright Bidco B.V.
Term Loan, 5.35%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		1,488	889,090
Chassix, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.50%), Maturing November 15, 2023		1,323	1,197,315
Dayco Products, LLC
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		999	904,434
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	368	410,787
Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		247	246,913
IAA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		558	562,626
Panther BF Aggregator 2 L.P.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,441	3,467,874
Tenneco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,440	3,382,196
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,034	1,039,140
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	766	856,434
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		897	900,199
________________________________________________________________________________________________________
			$18,257,310
________________________________________________________________________________________________________
Beverage and Tobacco — 0.8%
________________________________________________________________________________________________________
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,429	$2,433,852
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		950	933,296
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	945,000
________________________________________________________________________________________________________
			$4,312,148
________________________________________________________________________________________________________
Brokerage/Securities Dealers/Investment Houses — 0.3%
________________________________________________________________________________________________________
Advisor Group, Inc.
Term Loan, Maturing August 1, 2026(2)		1,075	$1,076,919
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		117	117,439
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.28%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		550	550,000
________________________________________________________________________________________________________
			$1,744,358
________________________________________________________________________________________________________
Building and Development — 4.2%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		301	$303,607
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,294	2,300,261
APi Group DE, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,400	1,409,334
Beacon Roofing Supply, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		565	566,232
Brookfield Property REIT, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		938	933,434
Core & Main L.P.
Term Loan, 4.57%, (USD LIBOR + 2.75%), Maturing August 1, 2024(5)		1,056	1,057,841
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,830	1,836,228
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,333	5,365,828
Henry Company, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		389	390,762
NCI Building Systems, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		741	740,287
Quikrete Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,524	2,532,320
RE/MAX International, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,807	1,812,581
Realogy Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		553	549,147
Summit Materials Companies I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		588	591,308
Werner FinCo L.P.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,076	1,074,640
WireCo WorldGroup, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		556	531,510
Term Loan - Second Lien, 10.65%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,175	1,069,250
________________________________________________________________________________________________________
			$23,064,570
________________________________________________________________________________________________________
Business Equipment and Services — 11.0%
________________________________________________________________________________________________________
Adtalem Global Education, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		369	$371,530
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	720	803,351
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,616	2,628,745
Allied Universal Holdco, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		221	222,613
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,229	2,248,386
Altran Technologies
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,265	1,411,224
AppLovin Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,120	3,133,826
Belfor Holdings, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		498	501,542
BidFair MergeRight, Inc.
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		598	599,889
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		864	863,522
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		512	512,635
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		1,425	1,435,687
Ceridian HCM Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,407	1,416,569
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		208	205,870
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,428	2,434,005
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027		375	378,281
Deerfield Dakota Holding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,489	1,494,033
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		1,253	1,255,819
EIG Investors Corp.
Term Loan, 5.67%, (2 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		2,832	2,828,023
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		368	365,777
Garda World Security Corporation
Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		1,408	1,421,336
IG Investment Holdings, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		2,575	2,591,920
IRI Holdings, Inc.
Term Loan, 6.15%, (USD LIBOR + 4.50%), Maturing December 1, 2025(5)		1,980	1,935,450
Iron Mountain, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		835	834,429
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		599	604,204
Kronos Incorporated
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,690	5,721,377
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,946	2,963,356
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		400	401,500
LGC Group Holdings Ltd.
Term Loan, Maturing January 22, 2027(2)	EUR	475	529,244
LGC Limited
Term Loan, Maturing January 22, 2027(2)		325	326,016
Monitronics International, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		1,426	1,219,457
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,149	511,509
Pike Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026		479	482,963
Pre-Paid Legal Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		447	450,246
Prime Security Services Borrower, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		2,276	2,284,245
Prometric Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		295	294,773
Red Ventures, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,392	1,392,466
Rockwood Service Corporation
Term Loan, Maturing January 23, 2027(2)		475	480,344
Sabre GLBL, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		932	936,830
SMG US Midco 2, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 23, 2025		221	222,582
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,451	3,450,056
STG-Fairway Holdings, LLC
Term Loan, Maturing January 22, 2027		400	403,500
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	739	826,136
Tempo Acquisition, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		1,809	1,817,975
Vestcom Parent Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		482	460,354
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		244	241,517
West Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		320	272,506
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,054	901,871
Zephyr Bidco Limited
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	700	916,262
________________________________________________________________________________________________________
			$60,005,751
________________________________________________________________________________________________________
Cable and Satellite Television — 4.6%
________________________________________________________________________________________________________
Altice France S.A.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		739	$737,354
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,141	1,143,264
CSC Holdings, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,459	3,474,180
Term Loan, 3.93%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		990	995,692
Term Loan, 4.18%, (3 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,234	1,242,090
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	438	484,691
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,799	1,788,041
Radiate Holdco, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,832	1,836,652
Telenet Financing USD, LLC
Term Loan, Maturing April 30, 2028(2)		3,725	3,717,684
UPC Broadband Holding B.V.
Term Loan, Maturing April 30, 2028(2)		825	825,000
Term Loan, Maturing April 30, 2029	EUR	725	803,056
Virgin Media Bristol, LLC
Term Loan, 4.18%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,200	4,209,190
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,200	1,333,581
Ziggo B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,200	2,445,330
________________________________________________________________________________________________________
			$25,035,805
________________________________________________________________________________________________________
Chemicals and Plastics — 6.5%
________________________________________________________________________________________________________
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,286	$1,288,764
Aruba Investments, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		965	967,300
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,267	2,269,828
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	570	626,594
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		494	495,830
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		316	316,669
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		323	323,553
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		413	414,420
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		141	125,133
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		854	756,949
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,997	2,011,658
H.B. Fuller Company
Term Loan, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,539	1,545,392
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,450	1,619,178
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		721	728,138
INEOS Enterprises Holdings Limited
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	175	195,695
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		249	251,245
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	2,916	3,237,026
Kraton Polymers, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		733	733,466
Messer Industries GmbH
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,390	1,391,816
Minerals Technologies, Inc.
Term Loan, 3.96%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		844	848,159
Momentive Performance Materials, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		423	422,875
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	740	827,498
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,099	1,106,236
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		1,591	1,461,458
PQ Corporation
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,219	2,228,332
Pregis TopCo Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		600	601,594
Spectrum Holdings III Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		335	312,437
Starfruit Finco B.V.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	425	473,644
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,684	2,689,892
Tronox Finance, LLC
Term Loan, 4.52%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)		2,846	2,850,003
Univar, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,763	1,773,285
Venator Materials Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		367	366,104
________________________________________________________________________________________________________
			$35,260,171
________________________________________________________________________________________________________
Conglomerates — 0.0%(6)
________________________________________________________________________________________________________
Penn Engineering & Manufacturing Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		208	$207,233
________________________________________________________________________________________________________
			$207,233
________________________________________________________________________________________________________
Containers and Glass Products — 3.7%
________________________________________________________________________________________________________
Berry Global, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		786	$791,709
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		920	926,511
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,424	2,409,782
Consolidated Container Company, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		367	368,338
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)		2,758	2,732,252
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,394	1,376,959
Libbey Glass, Inc.
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,052	788,958
Pelican Products, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		591	564,405
Reynolds Consumer Products, Inc.
Term Loan, Maturing January 29, 2027(2)		2,275	2,272,156
Reynolds Group Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,186	5,204,480
Ring Container Technologies Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		802	804,607
Trident TPI Holdings, Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,348	1,452,413
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		540	532,194
________________________________________________________________________________________________________
			$20,224,764
________________________________________________________________________________________________________
Cosmetics/Toiletries — 0.6%
________________________________________________________________________________________________________
KIK Custom Products, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		1,820	$1,797,427
Term Loan, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,489	1,477,584
________________________________________________________________________________________________________
			$3,275,011
________________________________________________________________________________________________________
Drugs — 7.0%
________________________________________________________________________________________________________
Akorn, Inc.
Term Loan, 12.56%, (11.81% Cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021		1,889	$1,826,484
Albany Molecular Research, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		782	779,312
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	501,250
Alkermes, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		350	349,751
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,397	3,146,041
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,688	1,550,867
Bausch Health Companies, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,356	5,386,358
Catalent Pharma Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		794	799,286
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,718	5,542,116
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.56%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		4,140	4,166,985
Horizon Therapeutics USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		2,008	2,025,574
Jaguar Holding Company II
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,468	6,476,742
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,672	2,246,620
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		2,958	2,474,982
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2024(2)	EUR	575	639,070
________________________________________________________________________________________________________
			$37,911,438
________________________________________________________________________________________________________
Ecological Services and Equipment — 1.3%
________________________________________________________________________________________________________
Advanced Disposal Services, Inc.
Term Loan, 3.82%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		1,944	$1,952,071
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,827	1,751,721
GFL Environmental, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,340	2,340,900
Patriot Container Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		123	123,350
Terrapure Environmental Ltd.
Term Loan, Maturing November 25, 2026(2)		400	402,000
US Ecology Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		250	252,187
________________________________________________________________________________________________________
			$6,822,229
________________________________________________________________________________________________________
Electronics/Electrical — 18.3%
________________________________________________________________________________________________________
Almonde, Inc.
Term Loan, 5.28%, (USD LIBOR + 3.50%), Maturing June 13, 2024(5)		3,424	$3,395,717
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,793	2,806,297
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,450	2,522,478
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		496	496,560
Term Loan - Second Lien, 10.44%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,375	1,361,250
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		521	522,493
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	272	304,707
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,094	3,055,722
Barracuda Networks, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		2,444	2,465,204
Castle US Holding Corporation
Term Loan, Maturing January 27, 2027(2)		1,303	1,307,254
CDW, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,222	1,230,998
Celestica, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		296	296,767
Cohu, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		741	737,848
CommScope, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,696	1,700,829
CPI International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		635	632,992
Datto, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		348	350,427
ECI Macola/Max Holdings, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		736	737,653
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,612	1,620,563
Energizer Holdings, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		167	167,654
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,161	4,185,495
EXC Holdings III Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		466	466,664
Financial & Risk US Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,114	1,127,950
Flexera Software, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		246	247,069
GlobalLogic Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		411	412,984
Hyland Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		4,254	4,282,086
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		4,125	4,180,432
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,975	1,988,644
Infor (US), Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,810	5,856,647
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	294	328,675
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		4,237	4,253,947
MA FinanceCo., LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,646	2,647,781
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		462	460,646
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,178	1,145,663
Microchip Technology Incorporated
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,452	1,459,222
Mirion Technologies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		422	426,939
MKS Instruments, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		288	289,855
MTS Systems Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		488	490,369
NCR Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		898	903,081
Renaissance Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,182	1,178,676
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		175	170,406
Seattle Spinco, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,123	3,110,855
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		378	373,793
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,676	3,934,792
SolarWinds Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		1,862	1,871,809
Solera, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,261	2,268,291
Sparta Systems, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		2,172	1,949,372
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		1,049	1,052,031
SS&C Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025		1,471	1,474,323
SurveyMonkey, Inc.
Term Loan, 5.32%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		1,032	1,038,387
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,623	1,605,796
Switch, Ltd.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		244	245,426
Tibco Software, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		1,137	1,144,197
TriTech Software Systems
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		817	787,483
TTM Technologies, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		276	277,470
Uber Technologies, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,091	4,091,325
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,440	2,444,539
Ultimate Software Group, Inc. (The)
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,596	1,604,836
Ultra Clean Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		750	752,344
Verifone Systems, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,137	1,127,392
Veritas Bermuda, Ltd.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		2,145	2,054,679
Vero Parent, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		2,420	2,361,147
Vungle, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		673	673,313
Western Digital Corporation
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,118	1,118,551
________________________________________________________________________________________________________
			$99,578,795
________________________________________________________________________________________________________
Equipment Leasing — 0.1%
________________________________________________________________________________________________________
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		565	$565,644
________________________________________________________________________________________________________
			$565,644
________________________________________________________________________________________________________
Financial Intermediaries — 4.2%
________________________________________________________________________________________________________
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		423	$423,932
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		4,791	4,784,960
Citco Funding, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,472	2,472,259
Claros Mortgage Trust, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		748	751,866
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		3,129	1,293,472
EIG Management Company, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		246	246,393
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	755,743
Focus Financial Partners, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,768	2,781,789
Franklin Square Holdings L.P.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		518	520,706
Greenhill & Co., Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,024	1,019,271
GreenSky Holdings, LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,351	1,360,225
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,006	1,007,155
Harbourvest Partners, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		938	941,197
LPL Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,400	1,407,584
Starwood Property Trust, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		499	503,108
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		590	591,711
Victory Capital Holdings, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,171	1,181,498
Virtus Investment Partners, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		528	531,322
________________________________________________________________________________________________________
			$22,574,191
________________________________________________________________________________________________________
Food Products — 4.4%
________________________________________________________________________________________________________
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,322	$2,222,413
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		366	371,457
B&G Foods, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		249	250,466
Badger Buyer Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		342	313,900
CHG PPC Parent, LLC
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,825	3,159,173
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		468	470,799
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,127	2,001,222
Dole Food Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,617	1,618,776
Froneri International PLC
Term Loan, Maturing January 29, 2027(2)	EUR	1,175	1,308,346
Term Loan, Maturing January 29, 2027(2)		2,025	2,033,859
Hearthside Food Solutions, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,679	1,663,495
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		421	417,726
HLF Financing S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,012	1,021,044
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	277	310,485
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,372	1,380,109
JBS USA Lux S.A.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,020	4,046,424
Nomad Foods Europe Midco Limited
Term Loan, 3.93%, (3 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,182	1,184,827
________________________________________________________________________________________________________
			$23,774,521
________________________________________________________________________________________________________
Food Service — 1.8%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,500	$4,506,327
IRB Holding Corp.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing February 5, 2025		2,073	2,082,077
NPC International, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		853	391,371
Restaurant Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		198	199,732
US Foods, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		786	789,250
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,596	1,605,351
________________________________________________________________________________________________________
			$9,574,108
________________________________________________________________________________________________________
Food/Drug Retailers — 1.0%
________________________________________________________________________________________________________
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		384	$384,329
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		3,052	3,061,794
Allsup's Convenience Stores, Inc.
Term Loan, 7.91%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		600	604,500
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		455	449,394
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	315,313
Term Loan, 6.04%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	374,374
________________________________________________________________________________________________________
			$5,189,704
________________________________________________________________________________________________________
Forest Products — 0.1%
________________________________________________________________________________________________________
Clearwater Paper Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		325	$327,031
________________________________________________________________________________________________________
			$327,031
________________________________________________________________________________________________________
Health Care — 11.8%
________________________________________________________________________________________________________
Acadia Healthcare Company, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		228	$229,661
Accelerated Health Systems, LLC
Term Loan, 5.18%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		520	521,049
ADMI Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,650	1,653,587
Alliance Healthcare Services, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		760	733,400
Term Loan - Second Lien, 11.65%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		475	429,875
athenahealth, Inc.
Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,811	1,823,187
Avantor, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		425	428,205
BioClinica, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,433	1,396,878
BW NHHC Holdco, Inc.
Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,207	1,889,924
Carestream Dental Equipment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		895	885,699
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	829	911,487
Certara L.P.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		978	979,944
Change Healthcare Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		4,885	4,895,290
CHG Healthcare Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,135	3,155,691
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		490	492,858
Ensemble RCM, LLC
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		499	501,399
Envision Healthcare Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		5,574	4,716,398
Gentiva Health Services, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,328	2,339,194
GHX Ultimate Parent Corporation
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		880	879,962
Greatbatch Ltd.
Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,448	1,451,646
Hanger, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,032	1,038,503
Inovalon Holdings, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,121	1,125,679
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		493	496,036
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		904	909,133
Medical Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024		1,533	1,538,440
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		3,099	3,058,723
National Mentor Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		26	26,403
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		471	474,578
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		925	929,625
One Call Corporation
Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,956	1,888,683
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	400	445,006
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,650	4,601,140
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,290	2,256,413
Phoenix Guarantor, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,791	1,797,716
Radiology Partners Holdings, LLC
Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(5)		1,549	1,556,152
RadNet, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		1,511	1,515,757
Select Medical Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,578	2,594,751
Sound Inpatient Physicians
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		443	445,189
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		978	976,645
Team Health Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		1,864	1,492,176
Tecomet, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		756	758,576
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,542	1,537,230
Verscend Holding Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,457	1,467,616
Viant Medical Holdings, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		444	438,635
Wink Holdco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		466	464,627
________________________________________________________________________________________________________
			$64,148,766
________________________________________________________________________________________________________
Home Furnishings — 0.6%
________________________________________________________________________________________________________
Serta Simmons Bedding, LLC
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,813	$3,179,366
________________________________________________________________________________________________________
			$3,179,366
________________________________________________________________________________________________________
Industrial Equipment — 5.4%
________________________________________________________________________________________________________
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		223	$219,966
Altra Industrial Motion Corp.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		641	644,421
Apex Tool Group, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		2,281	2,257,362
Carlisle Foodservice Products, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		246	241,675
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	651	730,438
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		297	294,401
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	350	390,411
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		450	449,156
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	294	322,527
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	734	806,321
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		829	830,389
DXP Enterprises, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		489	491,805
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,178	1,148,770
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		1,800	1,790,610
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		272	272,931
EWT Holdings III Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,690	1,699,841
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	368	412,293
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,512	1,520,669
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	376	419,203
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		938	942,938
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	851	941,835
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,132	4,126,459
Hayward Industries, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		432	428,233
LTI Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		444	407,714
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		200	188,029
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,750	1,952,361
Robertshaw US Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		958	893,277
Thermon Industries, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024		267	269,169
Titan Acquisition Limited
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,849	2,802,237
Welbilt, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,346	1,352,126
________________________________________________________________________________________________________
			$29,247,567
________________________________________________________________________________________________________
Insurance — 6.1%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,304	$2,303,040
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		448	447,820
AmWINS Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		4,269	4,307,732
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		3,829	3,842,806
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,048	2,057,228
Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,725	3,779,944
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	500	560,243
FrontDoor, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		444	447,986
Hub International Limited
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		4,753	4,755,172
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		1,750	1,764,219
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,359	3,361,235
Sedgwick Claims Management Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,163	1,166,158
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,256	3,248,741
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,325	1,341,563
________________________________________________________________________________________________________
			$33,383,887
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 6.8%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,762	$1,769,615
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,300	3,653,762
Ancestry.com Operations, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,035	2,905,773
Bombardier Recreational Products, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,269	4,282,358
Buzz Merger Sub Ltd.
Term Loan, Maturing January 22, 2027(2)		550	553,094
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,735	1,655,683
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	269	299,197
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,614	1,602,508
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,397	1,389,953
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,535,274
Emerald Expositions Holding, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,081	1,042,723
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	875	975,877
Lindblad Expeditions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		337	339,187
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,347	1,356,748
Match Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	505,326
Motion Finco S.a.r.l.
Term Loan, 0.50%, Maturing November 4, 2026(3)		64	64,608
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing November 13, 2026	EUR	1,275	1,427,118
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		486	491,580
NASCAR Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		684	691,819
Playtika Holding Corp.
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,225	3,260,275
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,672	1,678,989
SRAM, LLC
Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,189	1,194,954
Steinway Musical Instruments, Inc.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		589	589,904
Travel Leaders Group, LLC
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		887	885,392
UFC Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		2,099	2,108,972
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	615	687,054
Term Loan, Maturing July 3, 2026(2)	EUR	110	123,540
________________________________________________________________________________________________________
			$37,071,283
________________________________________________________________________________________________________
Lodging and Casinos — 4.7%
________________________________________________________________________________________________________
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		959	$962,518
Azelis Finance S.A.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing November 7, 2025	EUR	1,825	2,033,629
Boyd Gaming Corporation
Term Loan, 3.81%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		626	628,637
CityCenter Holdings, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,417	2,424,352
Eldorado Resorts, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		413	413,165
ESH Hospitality, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		653	657,897
Golden Nugget, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,649	4,663,873
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,725	1,925,465
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,032	1,038,878
Hanjin International Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	500,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing March 21, 2025		1,358	1,364,409
Playa Resorts Holding B.V.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,394	2,381,934
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	1,007,681
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,394	3,419,895
VICI Properties 1, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,124	2,131,828
________________________________________________________________________________________________________
			$25,554,161
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.6%
________________________________________________________________________________________________________
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		154	$124,774
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		520	531,329
Term Loan, 0.00%, Maturing October 17, 2022(7)		1,869	341,028
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(7)		888	53,290
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,333	1,336,385
Rain Carbon GmbH
Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	982,271
________________________________________________________________________________________________________
			$3,369,077
________________________________________________________________________________________________________
Oil and Gas — 4.4%
________________________________________________________________________________________________________
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		723	$723,245
Apergy Corporation
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		223	224,053
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		970	971,793
Buckeye Partners L.P.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,575	2,604,236
Centurion Pipeline Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		248	248,273
CITGO Holding, Inc.
Term Loan, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023		249	255,064
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		924	928,432
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		2,928	2,937,025
Delek US Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,265	1,260,548
Equitrans Midstream Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		1,807	1,773,627
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,677	2,316,721
Matador Bidco S.a.r.l.
Term Loan, 6.40%, Maturing October 15, 2026		2,800	2,817,500
McDermott Technology Americas, Inc.
Term Loan, 11.85%, (3 mo. USD LIBOR + 10.00%), Maturing October 21, 2021		431	450,908
Term Loan, 0.00%, Maturing May 9, 2025(7)		2,025	1,290,428
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		2,205	2,189,458
PSC Industrial Holdings Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		686	684,285
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 14, 2020(7)		111	65,175
Term Loan, 0.00%, Maturing February 14, 2020(7)		182	106,704
Term Loan, 0.00%, Maturing February 14, 2020(7)		1,377	805,264
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		80	81,114
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(4)		93	74,968
Term Loan - Second Lien, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		80	81,114
UGI Energy Services, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		995	999,353
________________________________________________________________________________________________________
			$23,889,288
________________________________________________________________________________________________________
Publishing — 1.3%
________________________________________________________________________________________________________
Ascend Learning, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,075	$1,080,626
Getty Images, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		1,598	1,585,330
Harland Clarke Holdings Corp.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		465	373,314
LSC Communications, Inc.
Term Loan, 7.06%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		740	492,439
ProQuest, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		1,400	1,402,625
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026		1,725	1,742,250
Tweddle Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		197	184,607
________________________________________________________________________________________________________
			$6,861,191
________________________________________________________________________________________________________
Radio and Television — 3.1%
________________________________________________________________________________________________________
Cumulus Media New Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		524	$528,780
Diamond Sports Group, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		2,893	2,889,134
Entercom Media Corp.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		876	881,952
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		782	775,546
Gray Television, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		209	209,520
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		595	598,405
Hubbard Radio, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025		697	698,711
iHeartCommunications, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026		1,716	1,722,724
Term Loan, Maturing May 1, 2026(2)		1,725	1,733,266
Mission Broadcasting, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		327	327,780
Nexstar Broadcasting, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		1,606	1,610,180
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026		499	502,127
Sinclair Television Group, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024		467	468,979
Term Loan, 4.18%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		599	601,493
Univision Communications, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		3,454	3,419,113
________________________________________________________________________________________________________
			$16,967,710
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 2.7%
________________________________________________________________________________________________________
Apro, LLC
Term Loan, 2.00%, Maturing November 14, 2026(3)		139	$140,104
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2026		486	490,365
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022		2,160	1,474,131
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024		1,271	1,269,691
BJ's Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024		773	777,851
Coinamatic Canada, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		43	42,297
David's Bridal, Inc.
Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023		313	306,841
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024		903	903,466
Hoya Midco, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		1,975	1,962,428
J. Crew Group, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(4)(5)		2,807	2,269,864
LSF9 Atlantis Holdings, LLC
Term Loan, 7.68%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023		938	866,406
PetSmart, Inc.
Term Loan, 5.67%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022		3,055	3,052,385
PFS Holding Corporation
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021		2,115	814,451
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		496	133,954
Radio Systems Corporation
Term Loan, 4.51%, (2 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		414	415,152
________________________________________________________________________________________________________
			$14,919,386
________________________________________________________________________________________________________
Steel — 1.0%
________________________________________________________________________________________________________
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		1,274	$1,280,419
GrafTech Finance, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,253	2,244,966
Neenah Foundry Company
Term Loan, 8.31%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		674	660,032
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		835	806,591
Zekelman Industries, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		575	576,193
________________________________________________________________________________________________________
			$5,568,201
________________________________________________________________________________________________________
Surface Transport — 0.6%
________________________________________________________________________________________________________
1199169 B.C. Unlimited Liability Company
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		262	$262,988
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		368	366,789
Hertz Corporation (The)
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		966	973,107
Kenan Advantage Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		107	106,797
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		351	351,196
PODS, LLC
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		611	612,946
XPO Logistics, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	603,412
________________________________________________________________________________________________________
			$3,277,235
________________________________________________________________________________________________________
Telecommunications — 6.1%
________________________________________________________________________________________________________
CenturyLink, Inc.
Term Loan, Maturing March 15, 2027(2)		6,850	$6,850,000
Colorado Buyer, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,588	1,380,161
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,466	1,332,461
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,540	1,716,949
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,663,574
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,639	2,414,968
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,250	2,243,250
Term Loan, 6.31%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,700	1,728,688
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,127	956,276
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 15, 2026	EUR	450	503,627
Onvoy, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,678	1,514,000
Plantronics, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,192	1,149,080
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,355	3,314,233
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		743	733,219
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		958	877,311
Telesat Canada
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,325	1,335,758
Ziggo Financing Partnership
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,475	3,481,154
________________________________________________________________________________________________________
			$33,194,709
________________________________________________________________________________________________________
Utilities — 2.4%
________________________________________________________________________________________________________
Brookfield WEC Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		2,178	$2,186,621
Calpine Construction Finance Company L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		873	876,116
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,032	3,046,340
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		871	875,631
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,353	2,365,677
Lightstone Holdco, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		77	72,799
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,371	1,290,720
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		2,650	1,454,256
Talen Energy Supply, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		723	725,881
USIC Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		197	196,203
________________________________________________________________________________________________________
			$13,090,244
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans
(identified cost $743,204,597)			$724,577,655
________________________________________________________________________________________________________
Corporate Bonds & Notes — 11.1%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.3%
________________________________________________________________________________________________________
TransDigm, Inc.
6.50%, 7/15/24		955	$987,847
6.25%, 3/15/26 (9)		350	378,131
7.50%, 3/15/27		518	568,168
________________________________________________________________________________________________________
			$1,934,146
________________________________________________________________________________________________________
Automotive — 0.3%
________________________________________________________________________________________________________
Navistar International Corp.
6.625%, 11/1/25(9)		545	$572,705
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(9)		875	942,244
________________________________________________________________________________________________________
			$1,514,949
________________________________________________________________________________________________________
Building and Development — 0.2%
________________________________________________________________________________________________________
Builders FirstSource, Inc.
5.625%, 9/1/24(9)		5	$5,210
Core & Main Holdings, L.P.
8.625%, , (8.625% cash or 9.375% PIK), 9/15/24(9)(10)		63	65,861
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)		53	49,704
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)		120	122,450
Standard Industries, Inc.
6.00%, 10/15/25 (9)		50	52,312
5.00%, 2/15/27 (9)		875	914,220
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24		8	8,703
________________________________________________________________________________________________________
			$1,218,460
________________________________________________________________________________________________________
Business Equipment and Services — 0.7%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		875	$931,874
EIG Investors Corp.
10.875%, 2/1/24		875	905,988
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24 (9)		700	731,209
5.75%, 4/15/26 (9)		700	739,812
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		394	453,237
________________________________________________________________________________________________________
			$3,762,120
________________________________________________________________________________________________________
Cable and Satellite Television — 0.6%
________________________________________________________________________________________________________
Altice France S.A.
8.125%, 2/1/27(9)		875	$979,431
Cablevision Systems Corp.
5.875%, 9/15/22		15	16,152
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		25	25,299
5.75%, 1/15/24		2	2,048
5.375%, 5/1/25 (9)		95	98,127
5.75%, 2/15/26 (9)		45	47,304
5.50%, 5/1/26 (9)		875	916,407
CSC Holdings, LLC
5.25%, 6/1/24		10	10,821
DISH DBS Corp.
6.75%, 6/1/21		20	21,036
5.875%, 7/15/22		900	946,602
5.875%, 11/15/24		5	5,070
TEGNA, Inc.
5.00%, 9/15/29(9)		68	68,935
________________________________________________________________________________________________________
			$3,137,232
________________________________________________________________________________________________________
Chemicals and Plastics — 0.0%(6)
________________________________________________________________________________________________________
W.R. Grace & Co.
5.125%, 10/1/21 (9)		30	$31,221
5.625%, 10/1/24 (9)		10	11,053
________________________________________________________________________________________________________
			$42,274
________________________________________________________________________________________________________
Conglomerates — 0.0%(6)
________________________________________________________________________________________________________
Spectrum Brands, Inc.
5.00%, 10/1/29 (9)		27	28,134
5.75%, 7/15/25		70	$72,887
________________________________________________________________________________________________________
			$101,021
________________________________________________________________________________________________________
Consumer Products — 0.0%(6)
________________________________________________________________________________________________________
Central Garden & Pet Co.
6.125%, 11/15/23		25	$25,821
________________________________________________________________________________________________________
			$25,821
________________________________________________________________________________________________________
Containers and Glass Products — 1.0%
________________________________________________________________________________________________________
Berry Global, Inc.
6.00%, 10/15/22		12	$12,244
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		3,755	3,768,624
5.331%, (3 mo. USD LIBOR + 3.50%), 7/15/21 (9)(11)		950	952,147
7.00%, 7/15/24 (9)		875	905,078
________________________________________________________________________________________________________
			$5,638,093
________________________________________________________________________________________________________
Distribution & Wholesale — 0.0%(6)
________________________________________________________________________________________________________
Performance Food Group, Inc.
5.50%, 10/15/27(9)		63	$66,467
________________________________________________________________________________________________________
			$66,467
________________________________________________________________________________________________________
Diversified Financial Services — 0.1%
________________________________________________________________________________________________________
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)		421	$440,267
________________________________________________________________________________________________________
			$440,267
________________________________________________________________________________________________________
Drugs — 0.9%
________________________________________________________________________________________________________
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)		188	$213,023
Bausch Health Cos, Inc.
6.50%, 3/15/22(9)		807	822,987
7.00%, 3/15/24 (9)		1,049	1,089,686
5.50%, 11/1/25 (9)		1,725	1,790,403
7.00%, 1/15/28 (9)		687	745,388
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		70	72,099
________________________________________________________________________________________________________
			$4,733,586
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.2%
________________________________________________________________________________________________________
Covanta Holding Corp.
5.875%, 3/1/24		25	$25,510
GFL Environmental, Inc.
8.50%, 5/1/27(9)		875	955,369
________________________________________________________________________________________________________
			$980,879
________________________________________________________________________________________________________
Electronics/Electrical — 0.2%
________________________________________________________________________________________________________
CommScope, Inc.
6.00%, 3/1/26(9)		900	$945,564
Infor (US), Inc.
6.50%, 5/15/22		50	50,286
Sensata Technologies, Inc.
4.375%, 2/15/30(9)		42	42,675
________________________________________________________________________________________________________
			$1,038,525
________________________________________________________________________________________________________
Entertainment — 0.2%
________________________________________________________________________________________________________
Merlin Entertainments PLC
5.75%, 6/15/26(9)		875	$958,429
________________________________________________________________________________________________________
			$958,429
________________________________________________________________________________________________________
Financial Intermediaries — 0.2%
________________________________________________________________________________________________________
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		26	$26,501
6.25%, 5/15/26		875	920,110
JPMorgan Chase & Co.
Series S, 6.75%, to 2/1/24(12)(13)		80	90,244
Navient Corp.
5.00%, 10/26/20		25	25,379
________________________________________________________________________________________________________
			$1,062,234
________________________________________________________________________________________________________
Food Products — 0.2%
________________________________________________________________________________________________________
Iceland Bondco PLC
5.015%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	187	$246,127
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)		217	234,762
Post Holdings, Inc.
5.625%, 1/15/28(9)		665	704,468
________________________________________________________________________________________________________
			$1,185,357
________________________________________________________________________________________________________
Food/Drug Retailers — 0.1%
________________________________________________________________________________________________________
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		1,175	$581,625
________________________________________________________________________________________________________
			$581,625
________________________________________________________________________________________________________
Health Care — 1.1%
________________________________________________________________________________________________________
Avantor, Inc.
6.00%, 10/1/24(9)		1,375	$1,463,804
Centene Corp.
4.75%, 5/15/22		20	20,386
Eagle Holding Co. II, LLC
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(9)(10)		875	885,308
HCA Healthcare, Inc.
6.25%, 2/15/21		85	88,379
HCA, Inc.
5.875%, 2/15/26		25	28,735
5.375%, 9/1/26		875	986,628
Hologic, Inc.
4.375%, 10/15/25(9)		30	30,613
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		500	485,555
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		1,750	1,839,119
Tenet Healthcare Corp.
8.125%, 4/1/22		45	49,244
6.75%, 6/15/23		5	5,448
________________________________________________________________________________________________________
			$5,883,219
________________________________________________________________________________________________________
Insurance — 0.2%
________________________________________________________________________________________________________
AssuredPartners, Inc.
7.00%, 8/15/25(9)		875	$892,491
________________________________________________________________________________________________________
			$892,491
________________________________________________________________________________________________________
Internet Software & Services — 0.1%
________________________________________________________________________________________________________
Netflix, Inc.
5.50%, 2/15/22		45	$47,648
5.875%, 2/15/25		55	61,783
5.375%, 11/15/29 (9)		220	239,864
Riverbed Technology, Inc.
8.875%, 3/1/23(9)		33	21,285
________________________________________________________________________________________________________
			$370,580
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 0.2%
________________________________________________________________________________________________________
Mattel, Inc.
6.75%, 12/31/25(9)		85	$91,340
Sabre GLBL, Inc.
5.375%, 4/15/23 (9)		25	25,490
5.25%, 11/15/23 (9)		40	41,050
Viking Cruises, Ltd.
6.25%, 5/15/25 (9)		40	41,183
5.875%, 9/15/27 (9)		875	898,538
________________________________________________________________________________________________________
			$1,097,601
________________________________________________________________________________________________________
Lodging and Casinos — 0.6%
________________________________________________________________________________________________________
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)		875	$890,225
ESH Hospitality, Inc.
5.25%, 5/1/25 (9)		30	30,813
4.625%, 10/1/27 (9)		84	84,575
Golden Nugget, Inc.
8.75%, 10/1/25(9)		458	482,393
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		10	10,929
MGM Resorts International
7.75%, 3/15/22		25	27,733
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		30	30,612
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)		875	952,088
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)		875	908,906
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(9)		48	49,890
________________________________________________________________________________________________________
			$3,468,164
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.0%(6)
________________________________________________________________________________________________________
New Gold, Inc.
6.25%, 11/15/22(9)		12	$12,052
________________________________________________________________________________________________________
			$12,052
________________________________________________________________________________________________________
Oil and Gas — 1.3%
________________________________________________________________________________________________________
Antero Resources Corp.
5.375%, 11/1/21		100	$95,682
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(9)		875	859,682
Centennial Resource Production, LLC
6.875%, 4/1/27(9)		875	867,735
Citgo Holding, Inc.
9.25%, 8/1/24(9)		395	423,638
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		700	709,630
Energy Transfer Operating, L.P.
5.875%, 1/15/24		30	33,501
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(9)		875	781,242
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)		972	959,840
Newfield Exploration Co.
5.625%, 7/1/24		120	132,652
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25 (9)		10	10,279
5.625%, 10/15/27 (9)		264	280,196
Precision Drilling Corp.
6.50%, 12/15/21		677	678,085
Seven Generations Energy, Ltd.
6.75%, 5/1/23 (9)		60	61,525
6.875%, 6/30/23 (9)		25	25,873
Tervita Escrow Corp.
7.625%, 12/1/21(9)		892	909,617
Williams Cos., Inc. (The)
4.55%, 6/24/24		5	5,465
________________________________________________________________________________________________________
			$6,834,642
________________________________________________________________________________________________________
Packaging & Containers — 0.1%
________________________________________________________________________________________________________
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)		620	$640,522
________________________________________________________________________________________________________
			$640,522
________________________________________________________________________________________________________
Publishing — 0.1%
________________________________________________________________________________________________________
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)		500	$516,250
________________________________________________________________________________________________________
			$516,250
________________________________________________________________________________________________________
Radio and Television — 0.4%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co.
6.625%, 8/15/27(9)		500	$468,425
iHeartCommunications, Inc.
6.375%, 5/1/26		208	224,630
8.375%, 5/1/27		376	409,955
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)		35	35,131
Sirius XM Radio, Inc.
5.00%, 8/1/27(9)		875	920,369
Univision Communications, Inc.
6.75%, 9/15/22(9)		241	245,293
________________________________________________________________________________________________________
			$2,303,803
________________________________________________________________________________________________________
Road & Rail — 0.0%(6)
________________________________________________________________________________________________________
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)		45	$45,637
________________________________________________________________________________________________________
			$45,637
________________________________________________________________________________________________________
Software and Services — 0.0%(6)
________________________________________________________________________________________________________
IHS Markit, Ltd.
5.00%, 11/1/22(9)		60	$64,361
________________________________________________________________________________________________________
			$64,361
________________________________________________________________________________________________________
Steel — 0.2%
________________________________________________________________________________________________________
Allegheny Technologies, Inc.
7.875%, 8/15/23		972	$1,066,561
________________________________________________________________________________________________________
			$1,066,561
________________________________________________________________________________________________________
Surface Transport — 0.2%
________________________________________________________________________________________________________
DAE Funding, LLC
5.00%, 8/1/24(9)		875	$917,647
XPO Logistics, Inc.
6.50%, 6/15/22(9)		56	57,080
________________________________________________________________________________________________________
			$974,727
________________________________________________________________________________________________________
Telecommunications — 1.0%
________________________________________________________________________________________________________
Altice Luxembourg S.A.
10.50%, 5/15/27(9)		326	$377,557
CenturyLink, Inc.
6.75%, 12/1/23		40	44,433
CommScope Technologies, LLC
6.00%, 6/15/25 (9)		25	23,922
5.00%, 3/15/27 (9)		452	411,331
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)		250	265,000
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)		550	547,478
Hughes Satellite Systems Corp.
6.625%, 8/1/26		875	967,179
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		25	20,490
8.50%, 10/15/24 (9)		447	378,647
Level 3 Financing, Inc.
5.375%, 1/15/24		25	25,375
Sprint Communications, Inc.
7.00%, 8/15/20		144	146,715
6.00%, 11/15/22		5	5,171
Sprint Corp.
7.25%, 9/15/21		225	236,378
7.875%, 9/15/23		1,334	1,420,010
7.625%, 2/15/25		327	341,221
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,200
6.50%, 1/15/26		110	117,513
________________________________________________________________________________________________________
			$5,364,620
________________________________________________________________________________________________________
Utilities — 0.4%
________________________________________________________________________________________________________
Calpine Corp.
5.25%, 6/1/26(9)		1,925	$1,992,226
Vistra Energy Corp.
8.125%, 1/30/26(9)		25	26,687
Vistra Operations Co., LLC
5.00%, 7/31/27 (9)		285	293,023
4.30%, 7/15/29 (9)		46	47,424
________________________________________________________________________________________________________
			$2,359,360
________________________________________________________________________________________________________
Total Corporate Bonds & Notes
(identified cost $59,709,756)			$60,316,075
________________________________________________________________________________________________________
Asset-Backed Securities — 6.0%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________

Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 0.00%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(11)		$700	$704,672
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(11)		750	751,180
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(11)		2,000	1,953,620
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(14)		1,000	1,010,890
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 0.00%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(11)		750	754,863
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.431%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(11)		1,000	1,001,808
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(14)		1,000	1,007,621
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.531%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(11)		1,000	1,004,452
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(14)		1,500	1,518,161
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(11)		400	403,252
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)		1,200	1,091,370
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(11)		500	480,356
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(11)		1,000	1,004,897
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(11)		1,000	966,771
Fort Washington CLO 2019-1, Ltd.
Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(14)		1,000	1,004,484
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(11)		1,000	955,191
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.069%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(11)		1,000	957,184
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)		250	241,704
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 7.569%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(11)		1,200	1,072,545
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(11)		1,000	994,362
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.25%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(11)		500	503,064
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.381%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(11)		1,000	1,004,877
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 8.569%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(11)		600	602,195
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(11)		1,000	1,003,652
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(11)		900	895,033
Series 2015-2A, Class DR, 8.327%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(11)		1,200	1,201,625
Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(11)		1,000	1,008,558
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(11)		500	501,486
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)		700	671,994
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(11)		750	753,750
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.519%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(11)		2,000	1,998,190
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(11)		775	699,138
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 8.736%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(11)		1,000	971,717
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.311%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(11)		2,000	1,980,541
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $32,676,202)			$32,675,203
________________________________________________________________________________________________________
Common Stocks — 1.5%
Security		Shares	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.1%
________________________________________________________________________________________________________
IAP Global Services, LLC(4)(15)(16)		55	$734,360
________________________________________________________________________________________________________
			$734,360
________________________________________________________________________________________________________
Automotive — 0.0%(6)
________________________________________________________________________________________________________
Dayco Products, LLC(15)(16)		18,702	$140,265
________________________________________________________________________________________________________
			$140,265
________________________________________________________________________________________________________
Business Equipment and Services — 0.0%(6)
________________________________________________________________________________________________________
Crossmark Holdings, Inc.(15)(16)		2,801	$141,451
________________________________________________________________________________________________________
			$141,451
________________________________________________________________________________________________________
Chemicals and Plastics — 0.1%
________________________________________________________________________________________________________
Hexion Holdings Corp., Class B(15)(16)		38,940	$506,220
________________________________________________________________________________________________________
			$506,220
________________________________________________________________________________________________________
Electronics/Electrical — 0.0%(6)
________________________________________________________________________________________________________
Answers Corp.(4)(15)(16)		93,678	$185,482
________________________________________________________________________________________________________
			$185,482
________________________________________________________________________________________________________
Health Care — 0.0%
________________________________________________________________________________________________________
New Millennium Holdco, Inc.(4)(15)(16)		61,354	$0
________________________________________________________________________________________________________
			$0
________________________________________________________________________________________________________
Oil and Gas — 0.5%
________________________________________________________________________________________________________
AFG Holdings, Inc.(4)(15)(16)		29,086	$1,112,249
Fieldwood Energy, Inc.(15)(16)		19,189	358,994
Nine Point Energy Holdings, Inc.(4)(15)(17)		758	7
Samson Resources II, LLC, Class A(15)(16)		44,102	926,142
Southcross Holdings Group, LLC(4)(15)(17)		59	0
Southcross Holdings L.P., Class A(16)		59	4,602
Sunrise Oil(4)(15)(16)		11,735	114,181
________________________________________________________________________________________________________
			$2,516,175
________________________________________________________________________________________________________
Publishing — 0.4%
________________________________________________________________________________________________________
ION Media Networks, Inc.(4)(16)		3,990	$1,807,989
Tweddle Group, Inc.(4)(15)(16)		1,778	13,619
________________________________________________________________________________________________________
			$1,821,608
________________________________________________________________________________________________________
Radio and Television — 0.3%
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(15)(16)		86,335	$235,695
Cumulus Media, Inc., Class A(15)(16)		38,163	534,282
iHeartMedia, Inc., Class A(15)(16)		36,714	649,103
________________________________________________________________________________________________________
			$1,419,080
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.1%
________________________________________________________________________________________________________
David’s Bridal, Inc.(4)(15)(16)		22,476	$501,889
________________________________________________________________________________________________________
			$501,889
________________________________________________________________________________________________________
Total Common Stocks
(identified cost $7,230,189)			$7,966,530
________________________________________________________________________________________________________
Preferred Stocks — 0.0%(6)
Borrower/Tranche Description		Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%(6)
________________________________________________________________________________________________________
David’s Bridal, LLC, Series A(4)(15)(16)		625	$50,000
David’s Bridal, LLC, Series B(4)(15)(16)		2,548	206,286
________________________________________________________________________________________________________
Total Preferred Stocks
(identified cost $206,286)			$256,286
________________________________________________________________________________________________________
Convertible Preferred Stocks — 0.0%(6)
Security		Shares	Value
________________________________________________________________________________________________________
Oil and Gas — 0.0%(6)
________________________________________________________________________________________________________
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(15)(17)		14	$8,089
________________________________________________________________________________________________________
Total Convertible Preferred Stocks
(identified cost $14,000)			$8,089
________________________________________________________________________________________________________
Closed-End Funds — 1.9%
Security		Shares	Value
________________________________________________________________________________________________________
BlackRock Floating Rate Income Strategies Fund, Inc.		99,936	$1,346,138
Invesco Senior Income Trust		361,124	1,541,999
Nuveen Credit Strategies Income Fund		365,228	2,746,515
Nuveen Floating Rate Income Fund		148,079	1,510,406
Nuveen Floating Rate Income Opportunity Fund		103,281	1,026,613
Voya Prime Rate Trust		396,676	2,034,948
________________________________________________________________________________________________________
Total Closed-End Funds
(identified cost $11,583,774)			$10,206,619
________________________________________________________________________________________________________
Warrants — 0.0%
Security		Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%
________________________________________________________________________________________________________
David’s Bridal, LLC, Exp. 11/26/22 (4)(15)(16)		4,339	$0
________________________________________________________________________________________________________
Total Warrants
(identified cost $0)			$0
________________________________________________________________________________________________________
Miscellaneous — 0.0%(6)
Security	Principal Amount	Value
________________________________________________________________________________________________________
Oil and Gas — 0.0%(6)
________________________________________________________________________________________________________
Paragon Offshore Finance Company, Class A(15)(16)		1,527	$458
Paragon Offshore Finance Company, Class B(15)(16)		764	14,707
________________________________________________________________________________________________________
Total Miscellaneous
(identified cost $16,616)			$15,165
________________________________________________________________________________________________________
Short-Term Investments — 3.2%
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(18)	17,242,184		$17,243,909
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $17,242,637)			$17,243,909
________________________________________________________________________________________________________
Total Investments — 157.0%
(identified cost $871,884,057)			$853,265,531
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.1)%			$(482,887)
________________________________________________________________________________________________________
Net Investments — 156.9%
(identified cost $871,401,170)			$852,782,644
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (42.9)%			$(233,376,848)
________________________________________________________________________________________________________
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.0)%			$(75,834,739)
________________________________________________________________________________________________________
Net Assets Applicable to Common Shares — 100.0%			$543,571,057
________________________________________________________________________________________________________
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

* In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(2)		This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $480,255.

(4)		For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)

The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)		Amount is less than 0.05%.
(7)		Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)		Fixed-rate loan.
(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $76,657,960 or 14.1% of the Trust's net assets applicable to common shares.

(10)		Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(11)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(12)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)		Security converts to variable rate after the indicated fixed-rate coupon period.
(14)		When-issued, variable rate security whose interest rate will be determined after January 31, 2020.
(15)		Non-income producing security.
(16)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(17)		Restricted security.
(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	1,419,041	EUR	1,271,813	State Street Bank and Trust Company	2/28/20	$6,467	$—
USD	440,796	EUR	400,000	State Street Bank and Trust Company	2/28/20	—	(3,476)
USD	15,687,993	EUR	14,143,266	State Street Bank and Trust Company	2/28/20	—	(20,624)
USD	18,133,788	EUR	16,249,278	HSBC Bank USA, N.A.	3/31/20	50,488	—
USD	1,513,804	GBP	1,161,026	State Street Bank and Trust Company	3/31/20	—	(21,626)
USD	15,716,133	EUR	14,203,387	Goldman Sachs International	4/30/20	—	(119,089)
___________________________________________________________________________________________________________
						$56,955	$(164,815)
___________________________________________________________________________________________________________
Abbreviations:
DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Restricted Securities

At January 31, 2020, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$ 34,721	$ 7
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	8,089
Total Restricted Securities			$ 48,721	$ 8,096

At January 31, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

 At January 31, 2020, the value of the Trust's investment in affiliated funds was $17,243,909, which represents 3.2% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$12,482,152	$54,607,197	$(49,846,773)	$910	$423	$17,243,909	$56,204	17,242,184

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$721,299,860	$2,794,908	$724,094,768
Corporate Bonds & Notes	—	60,316,075	—	60,316,075
Asset-Backed Securities	—	32,675,203	—	32,675,203
Common Stocks	1,925,300	1,571,454	4,469,776	7,966,530
Preferred Stocks	—	—	256,286	256,286
Convertible Preferred Stocks	—	—	8,089	8,089
Closed-End Funds	10,206,619	—	—	10,206,619
Warrants	—	—	0	0
Miscellaneous	—	15,165	—	15,165
Short-Term Investments	—	17,243,909	—	17,243,909
________________________________________________________________________________________________________
Total Investments	$12,131,919	$833,121,666	$7,529,059	$852,782,644
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$56,955	$—	$56,955
________________________________________________________________________________________________________
Total	$12,131,919	$833,178,621	$7,529,059	$852,839,599
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(164,815)	$—	$(164,815)
________________________________________________________________________________________________________
Total	$—	$(164,815)	$—	$(164,815)
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Eaton Vance

Senior Floating-Rate Trust

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.